Earnings per share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Basic earnings per share
Net income	$ 16,240	$ 14,612
Dividends on preferred shares and distributions on other equity instruments	(328)	(257)
Net income attributable to non-controlling interests	(10)	(7)
Net income available to common shareholders	$ 15,908	$ 14,369
Weighted average number of common shares (in thousands)	1,411,903	1,391,020
Basic earnings per share (in dollars)	$ 11.27	$ 10.33
Diluted earnings per share
Net income available to common shareholders	$ 15,908	$ 14,369
Weighted average number of common shares (in thousands)	1,411,903	1,391,020
Stock options	1,833	1,483
Issuable under other share-based compensation plans	19	26
Average number of diluted common shares (in thousands)	1,413,755	1,392,529
Diluted earnings per share (in dollars)	$ 11.25	$ 10.32
Equity attributable to shareholders [member]
Basic earnings per share
Net income	$ 16,230	$ 14,605
Dividends on preferred shares and distributions on other equity instruments	$ (322)	$ (236)